Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000014476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.88%)	(0.56%)	1.57%
C000038314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.35%)	(0.67%)	1.29%
C000014478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000081142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.50%	1.59%	3.51%
C000081143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.16%	1.49%	3.22%
C000081144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000243098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000014476
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.62%)	0.10%	1.91%
Without Sales Load [Member] | C000038314
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.39%)	(0.67%)	1.29%
Without Sales Load [Member] | C000014478
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.35%)	0.34%	2.16%
Without Sales Load [Member] | C000081142
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	2.27%	3.85%
Without Sales Load [Member] | C000081143
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	1.49%	3.22%
Without Sales Load [Member] | C000081144
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	2.52%	4.10%
Without Sales Load [Member] | C000243098
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	2.55%	4.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.85%	2.34%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%